Quarterly Holdings Report
for

Fidelity® SAI International Quality Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IQI-QTLY-0920
1.9898215.100

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Australia - 7.0%
ASX Ltd.	30,784	$1,817,773
BHP Billiton Ltd.	445,039	11,717,367
Carsales.com Ltd.	38,315	503,684
Cochlear Ltd.	10,110	1,373,976
CSL Ltd.	57,760	11,146,117
Fortescue Metals Group Ltd.	272,215	3,385,967
Magellan Financial Group Ltd.	23,452	1,024,753
Medibank Private Ltd.	437,964	882,388

TOTAL AUSTRALIA		31,852,025

Bailiwick of Jersey - 1.1%
Experian PLC	144,842	5,059,348
Belgium - 0.8%
Proximus	21,088	434,959
UCB SA	20,106	2,577,988
Warehouses de Pauw	20,570	657,856

TOTAL BELGIUM		3,670,803

Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	118,000	615,099
Cayman Islands - 0.3%
Sands China Ltd.	385,600	1,492,587
Denmark - 5.6%
Christian Hansen Holding A/S	16,356	1,855,079
Coloplast A/S Series B	18,578	3,162,113
Genmab A/S (a)	10,332	3,528,606
Novo Nordisk A/S Series B	188,981	12,399,534
Novozymes A/S Series B	33,958	2,027,263
Pandora A/S	15,903	1,006,500
Royal Unibrew A/S	6,772	683,660
Tryg A/S	19,218	565,745

TOTAL DENMARK		25,228,500

Finland - 1.6%
Elisa Corp. (A Shares)	23,802	1,414,776
Kone OYJ (B Shares)	64,294	5,092,429
Orion Oyj (B Shares)	16,560	722,144

TOTAL FINLAND		7,229,349

France - 6.1%
Edenred SA	38,677	1,919,425
Hermes International SCA	5,540	4,478,033
L'Oreal SA	37,272	12,509,522
Legrand SA	37,734	2,919,037
LVMH Moet Hennessy Louis Vuitton SE	8,915	3,876,627
Sartorius Stedim Biotech	3,811	1,185,140
Ubisoft Entertainment SA (a)	11,469	956,231

TOTAL FRANCE		27,844,015

Germany - 5.2%
Allianz SE	55,533	11,527,448
Beiersdorf AG	15,628	1,866,069
CTS Eventim AG	8,318	328,435
Deutsche Borse AG	28,829	5,250,080
Hannover Reuck SE	9,589	1,619,755
Knorr-Bremse AG	7,691	900,435
Nemetschek Se	8,632	634,487
Scout24 AG (b)	16,085	1,391,681

TOTAL GERMANY		23,518,390

Hong Kong - 3.3%
Galaxy Entertainment Group Ltd.	413,000	2,813,620
Hang Seng Bank Ltd.	110,200	1,733,272
Hong Kong Exchanges and Clearing Ltd.	188,500	9,003,871
Power Assets Holdings Ltd.	217,000	1,208,153

TOTAL HONG KONG		14,758,916

Italy - 1.0%
DiaSorin S.p.A.	2,401	469,491
FinecoBank SpA	79,060	1,143,155
Italgas SpA	77,280	495,214
Recordati SpA	15,915	848,118
Snam Rete Gas SpA	329,649	1,747,395

TOTAL ITALY		4,703,373

Japan - 22.6%
ASAHI INTECC Co. Ltd.	41,400	1,152,966
Astellas Pharma, Inc.	285,400	4,451,659
Chugai Pharmaceutical Co. Ltd.	101,500	4,582,648
Daito Trust Construction Co. Ltd.	12,000	937,736
Disco Corp.	4,600	1,093,779
Eisai Co. Ltd.	47,200	3,809,351
Hamamatsu Photonics K.K.	23,300	1,003,713
Hisamitsu Pharmaceutical Co., Inc.	13,500	587,289
Hoshizaki Corp.	8,300	630,410
Hoya Corp.	60,200	5,925,880
Japan Exchange Group, Inc.	85,300	2,014,548
Japan Tobacco, Inc.	178,100	3,044,167
Kakaku.com, Inc.	21,000	504,492
Kao Corp.	64,600	4,686,345
Keyence Corp.	27,000	11,279,014
Kobayashi Pharmaceutical Co. Ltd.	8,900	786,963
Kose Corp.	5,400	540,740
Lasertec Corp.	12,300	1,069,009
M3, Inc.	68,000	3,491,975
MonotaRO Co. Ltd.	21,900	932,025
Nexon Co. Ltd.	74,500	1,921,355
Nihon M&A Center, Inc.	22,400	1,083,444
Nippon Telegraph & Telephone Corp.	204,700	4,751,386
Nissan Chemical Corp.	23,400	1,239,297
Nitori Holdings Co. Ltd.	13,500	2,954,938
Nomura Research Institute Ltd.	44,000	1,153,880
NTT DOCOMO, Inc.	190,900	5,255,690
OBIC Co. Ltd.	10,600	1,893,590
Oriental Land Co. Ltd.	24,400	2,920,486
Otsuka Corp.	17,500	902,650
Pigeon Corp.	19,300	746,620
Recruit Holdings Co. Ltd.	253,500	7,908,148
Relo Group, Inc.	18,300	316,021
Rohto Pharmaceutical Co. Ltd.	17,600	541,193
Shionogi & Co. Ltd.	46,300	2,754,432
SoftBank Corp.	258,800	3,458,246
Sysmex Corp.	26,300	2,020,172
Taisho Pharmaceutical Holdings Co. Ltd.	8,000	451,183
Toho Co. Ltd.	22,500	668,828
Tokio Marine Holdings, Inc.	112,900	4,767,199
Trend Micro, Inc.	19,400	1,137,789
USS Co. Ltd.	34,900	517,953
Zozo, Inc.	31,200	842,964

TOTAL JAPAN		102,732,173

Netherlands - 9.4%
Adyen BV (a)(b)	3,851	6,427,916
ASM International NV (Netherlands)	7,750	1,168,070
ASML Holding NV (Netherlands)	38,836	13,807,660
BE Semiconductor Industries NV	12,096	533,178
Euronext NV (b)	11,132	1,270,644
Ferrari NV	20,354	3,628,767
Unilever NV	212,590	12,562,004
Wolters Kluwer NV	43,419	3,419,582

TOTAL NETHERLANDS		42,817,821

New Zealand - 0.8%
Fisher & Paykel Healthcare Corp.	91,349	2,180,976
Ryman Healthcare Group Ltd.	65,996	582,122
Spark New Zealand Ltd.	292,140	955,174

TOTAL NEW ZEALAND		3,718,272

Norway - 0.2%
Gjensidige Forsikring ASA (a)	30,217	618,825
Singapore - 0.4%
Genting Singapore Ltd.	901,800	483,775
Singapore Exchange Ltd.	131,000	781,458
Singapore Technologies Engineering Ltd.	247,900	592,950

TOTAL SINGAPORE		1,858,183

Spain - 1.7%
Aena Sme SA (a)(b)	11,688	1,518,597
Amadeus IT Holding SA Class A	68,585	3,424,810
Bolsas Y Mercados Espanoles	11,717	454,363
Enagas SA	39,577	996,264
Red Electrica Corporacion SA	68,837	1,339,550

TOTAL SPAIN		7,733,584

Sweden - 3.6%
Atlas Copco AB (A Shares)	158,843	6,999,346
Epiroc AB Class A	161,235	2,254,409
Evolution Gaming Group AB (b)	19,449	1,325,499
Fastighets AB Balder (a)	15,295	629,025
Hexagon AB (B Shares) (a)	44,543	2,885,557
Swedish Match Co. AB	27,028	2,071,665

TOTAL SWEDEN		16,165,501

Switzerland - 15.5%
Belimo Holding AG (Reg.)	79	621,945
Cembra Money Bank AG	4,283	466,913
Ems-Chemie Holding AG	1,116	959,744
Geberit AG (Reg.)	5,891	3,241,322
Nestle SA (Reg. S)	177,587	21,118,961
Novartis AG	185,342	15,266,117
Partners Group Holding AG	2,972	2,863,623
Roche Holding AG (participation certificate)	48,816	16,907,742
Schindler Holding AG (participation certificate)	9,531	2,402,160
SGS SA (Reg.)	825	2,156,880
Sonova Holding AG Class B	8,660	1,946,855
Swatch Group AG (Bearer)	6,410	1,338,702
Temenos Group AG	7,086	1,045,990

TOTAL SWITZERLAND		70,336,954

United Kingdom - 13.4%
Admiral Group PLC	40,167	1,261,886
Ashmore Group PLC	67,592	345,418
Auto Trader Group PLC (b)	147,477	1,030,203
Berkeley Group Holdings PLC	20,463	1,193,051
BHP Billiton PLC	335,892	7,263,136
Burberry Group PLC	65,407	1,065,727
Compass Group PLC	233,242	3,207,321
Croda International PLC	20,978	1,573,470
Diageo PLC	319,535	11,691,995
Dialog Semiconductor PLC (a)	10,496	479,714
Direct Line Insurance Group PLC	208,627	809,447
Games Workshop Group PLC	4,909	564,192
Halma PLC	60,093	1,713,253
Hargreaves Lansdown PLC	43,749	1,001,608
Howden Joinery Group PLC	96,631	620,180
IG Group Holdings PLC	58,352	562,177
IMI PLC	45,517	622,034
ITV PLC	576,984	428,088
Persimmon PLC	50,505	1,587,987
RELX PLC (London Stock Exchange)	319,915	6,763,115
Rightmove PLC	143,058	1,032,428
Rotork PLC	138,038	505,214
Sage Group PLC	178,095	1,700,424
Schroders PLC	19,547	758,655
St. James's Place Capital PLC	80,271	990,014
Taylor Wimpey PLC	520,121	805,772
Unilever PLC	185,680	11,056,320

TOTAL UNITED KINGDOM		60,632,829

TOTAL COMMON STOCKS
(Cost $426,204,864)		452,586,547

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.14% (c)
(Cost $1,165,572)	1,165,311	1,165,661
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $427,370,436)		453,752,208
NET OTHER ASSETS (LIABILITIES) - 0.0%(d)		142,686
NET ASSETS - 100%		$453,894,894

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	14	Sept. 2020	$1,269,520	$(40,297)	$(40,297)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,964,540 or 2.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $140,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,421
Total	$3,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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